Debt - Long-term Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Senior Notes, net	$ 0	$ 72,726
Finance Lease, Liability, Payments, Due	90,512
Short-term Debt	139,781	49,266
Long -term debt excluding current maturities - Bank loans	701,209	607,732
Current
Short-term Debt	139,781	49,266
Unamortized deferred financing costs- Non Current	(10,801)	(13,917)
Long-term Debt, Current Maturities	138,157	48,137
Debt Non-current
Bank loans and senior notes, gross- Non-Current	701,209	681,357
Unamortized deferred financing cost - Current	(1,624)	(1,129)
Non-current liabilities	690,408	667,440
Total Long-term debt
Debt, Long-term and Short-term, Combined Amount	840,990	730,623
Unamortized deferred financing costs	(12,425)	(15,046)
Total bank loans and senior notes, net	828,565	715,577
Notes Payable, Current	66,156
Senior Notes
Debt Instrument [Line Items]
Senior Notes, net	73,625	73,625
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	767,365	656,998
$34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	34,000	0
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	174,443
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	140,677	247,876
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	14,105	22,354
$67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	40,461
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	9,400	10,183
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	9,008	18,213
$85.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	78,972	85,500
$38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	35,100	38,700
Finance Leases Portfolio Segment | Secured Debt
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due		19,268
$12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	12,325	0
$30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	29,420	0
$184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	180,229	0
$90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	90,000	0
SBI Tango [Member] | Finance Leases Portfolio Segment | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	18,451	0
SBI Echo [Member] | Finance Leases Portfolio Segment | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	18,481	0
SB Hermes [Member] | Finance Leases Portfolio Segment | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	20,299	$ 0
SBI Rumba [Member] | Finance Leases Portfolio Segment | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 18,101